Debt (Tables)	12 Months Ended
Sep. 30, 2011
Debt [Abstract]
Schedule Of Debt

(Dollars in thousands)	2011	2010
Revolving credit facility,
including current portion	$125,000	154,000
Current portion of long-term debt	(50,000)	(50,000)
Total long-term debt,
less current portion	$75,000	104,000